Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Derivative Financial Instruments Analysed by Year of Maturity and Accounting Designation

	Fair value hedges $m	Cash flow hedges $m	Net investment hedges $m	Not designated as hedges $m	Total $m
At 31 December 2021

Derivative assets

Within one year - current assets	-	36	1	2	39

Between one and two years	20	1	-	-	21

Between three and four years	32	-	-	-	32

After five years	44	-	-	-	44
Non-current assets	96	1	-	-	97

Total derivative assets	96	37	1	2	136

Derivative liabilities

Within one year - current liabilities	-	(2)	(10)	(2)	(14)

Total derivative liabilities	-	(2)	(10)	(2)	(14)

Net asset/(liability) arising on derivative financial instruments	96	35	(9)	-	122

The equivalent disclosure for the prior year is as follows:

At 31 December 2020

Derivative assets

Within one year - current assets	-	7	8	2	17

Between one and two years	-	1	-	-	1

Between two and three years	32	-	-	-	32

Between four and five years	74	-	-	-	74

After five years	77	-	-	-	77
Non-current assets	183	1	-	-	184

Total derivative assets	183	8	8	2	201

Derivative liabilities

Within one year - current liabilities	-	(6)	(2)	(4)	(12)

Between one and two years - non-current liabilities	-	(1)	-	-	(1)

Total derivative liabilities	-	(7)	(2)	(4)	(13)

Net asset/(liability) arising on derivative financial instruments	183	1	6	(2)	188

Summary of Loss/Profit Arising on Fair Value, Cash Flow, Net Investment Hedges and Related Hedged Items Reflected in Income Statement
The profit/(loss) arising on fair value hedges, cash flow hedges, and related hedged items reflected in the Consolidated Income Statement is shown below:

	2021 $m	2020 $m	2019 $m
Fair value hedges and related hedged items

Movement in cumulative fair value of the hedge adjustment of hedge instruments	(85)	97	72

Movement in cumulative fair value of the hedge adjustment of hedged items	87	(83)	(71)

Components of other comprehensive income - cash flow hedges

Gains/(losses) arising during the year:

- commodity swaps	34	(2)	30

- currency forwards	-	9	(3)

Total	34	7	27

Summary of Assets and Liabilities Measured at Fair Value

Fair value hierarchy	2021 Level 2 $m	2020 Level 2 $m
Assets measured at fair value

Fair value hedges - interest rate swaps	96	183

Cash flow hedges - currency forwards, currency swaps and commodity swaps	37	8

Net investment hedges - currency forwards and currency swaps	1	8

Not designated as hedges (classified as held for trading) - currency forwards and currency swaps	2	2
Total	136	201

Liabilities measured at fair value

Cash flow hedges - currency forwards, currency swaps and commodity swaps	(2)	(7)

Net investment hedges - currency forwards and currency swaps	(10)	(2)

Not designated as hedges (classified as held for trading) - currency forwards and currency swaps	(2)	(4)
Total	(14)	(13)
At 31 December 2021 and 2020 there were no derivatives valued using Level 1 or Level 3 fair value techniques.